Share-based payment arrangements - Reconciliation of outstanding share options (Details)		1 Months Ended	12 Months Ended
	Feb. 12, 2015 shares	Mar. 31, 2016 shares	Dec. 31, 2018 EUR (€) shares € / shares	Dec. 31, 2017 EUR (€) shares € / shares
Number of options
Number of options outstanding, January 1 (in shares)			586,590	586,590
Number of options forfeited (in shares)			0	0
Number of options exercised (in shares)		(350,000)	(350,000)	0
Number of options granted (in shares)	236,590		0	0
Number of options vested (in shares)			236,590	507,726
Number of options outstanding, December 31 (in shares)			236,590	586,590
Weighted average exercise price
Weighted average exercise price of options outstanding, January 1 (in eur per share) | €			€ 7.495	€ 7.495
Weighted average exercise price of options forfeited (in eur per share) | €			(0.000)	(0.000)
Weighted average exercise price of options exercised (in eur per share) | €			7.335	(0.000)
Share price at grant date (in eur per share) | €			0.000	0.000
Weighted average exercise price of options outstanding, December 31 (in eur per share) | €			€ 7.732	€ 7.495
Weighted average exercise price of options vested | € / shares			€ 0.000	€ 0.000